Risk and sensitivity analysis - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	100000000.00%	100000000.00%
Reasonably possible decrease in assumption (as a percent)	(50000000.00%)	(50000000.00%)
Floor for movements in interest rates in sensitivity analysis	0.00%
Maintenance expenses
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Lapse rates
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Mortality and morbidity
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Interest rate risk
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Equity/property market
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Currency risk
Risk and sensitivity analysis
Exchange movements arising during the year	$ 443	$ (309)
Changes of foreign exchange rates recorded as part of other comprehensive income, percentage of opening equity	3.00%	2.00%
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Reasonably possible decrease in assumption (as a percent)	5.00%	5.00%